SIGNIFICANT TRANSACTIONS - Agreement between Banglalink and Summit regarding the sale of its Bangladesh tower assets and Significant movements in exchange rates Narrative (Details)
৳ in Millions, $ in Millions
			12 Months Ended
	Dec. 31, 2023 USD ($) renewalPeriod	Nov. 15, 2023 tower	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BDT (৳)	Dec. 31, 2023 BDT (৳)
Disclosure of detailed information about business combination [line items]
Foreign currency translation | $			$ 598
Tower portfolio in Bangladesh
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 45		45		৳ 5,000
Lease liabilities	$ 92		92		10,000
Banglalink Digital Communications Limited | Tower portfolio in Bangladesh
Disclosure of detailed information about business combination [line items]
Number of towers | tower		2,012
Consideration received for PPE			$ 97	৳ 11,000
Lease period	12 years		12 years	12 years
Number of optional agreement renewals | renewalPeriod	7
Renewal period	10 years
Legal and regulatory costs			$ 8	৳ 855
Gain (loss) on disposal			34	4,000
Right-of-use assets	$ 5		5		550
Disposals, property, plant and equipment			9	950
Lease liabilities	$ 52		52		৳ 6,000
Additions *			40	4,000
Additional lease liabilities recognized			$ 40	৳ 4,000